Basis of Presentation of the Consolidated Financial Statements - Sale of a Portfolio of Data Centers (Details) - EUR (€) € in Millions		1 Months Ended		12 Months Ended
	May 08, 2019	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2019
Asterion Industrial Partners SGEIC | Telefonica, S.A.
Disclosure of subsidiaries [line items]
Proceeds from sale of portfolio of data centers	€ 550
Other Income
Disclosure of subsidiaries [line items]
Capital gain (loss)				€ 213
Spain, Brazil, Mexico, Peru, Chile and Argentina | Asterion Industrial Partners SGEIC | Telefonica, S.A.
Disclosure of subsidiaries [line items]
Proceeds from sale of portfolio of data centers			€ 472
United States | Asterion Industrial Partners SGEIC | Telefonica, S.A.
Disclosure of subsidiaries [line items]
Proceeds from sale of portfolio of data centers		€ 43